Consolidated Statements of Comprehensive Income (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Statement [Abstract]
Revenue from Related Parties	¥ 417,051	$ 65,444	¥ 621,845	¥ 447,350
Related Parties Amount In Cost Of Revenue	68,639	10,771	61,566	41,591
Provision for doubtful accounts	53,294	8,363	95,683	36,676
Operating Expenses, Related Party Costs	108,955	17,097	99,763	67,810
Interest Income, Related Party	¥ 136,613	$ 21,438	¥ 63,558	¥ 47,459